Plan Investment Assets for Gratuity Funds and Pension Fund Measured at Fair Value by Level and in Total (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 73.3	$ 1.1	₨ 99.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by trust | Government of India securities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	73.3		99.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	2,758.6	41.6	2,259.7
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	2,202.1		1,688.6
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust | Government of India securities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	112.1		130.2
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	444.4		440.9
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	431.2	$ 6.5	489.2
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	431.2		489.2
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by trust | Government of India securities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 0.0		₨ 0.0